UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21088

                      MERCANTILE ABSOLUTE RETURN FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                              Forum Financial Group
                               Two Portland Square
                               Portland, ME 04101
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-209-4557

                     DATE OF FISCAL YEAR END: MARCH 31, 2003

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.
MERCANTILE ABSOLUTE RETURN FUND LLC
FINANCIAL STATEMENTS (UNAUDITED)
SEMI-ANNUAL REPORT
SEPTEMBER 30, 2003

MERCANTILE ABSOLUTE RETURN FUND LLC
CONTENTS
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------



                                                                         PAGE(S)

FINANCIAL STATEMENTS (UNAUDITED)

Schedule of Investments........................................................3

Statement of Assets and Liabilities............................................4

Statement of Operations........................................................5

Statement of Changes in Members' Capital.......................................6

Statement of Cash Flows........................................................7

Financial Highlights...........................................................8

Notes to Financial Statements..................................................9

Liquidity of Investment Funds (unaudited).....................................14

MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENTS                                                          COST                VALUE             % OF NET ASSETS
INVESTMENT FUNDS
    Alta Partners, L.P.                                          $ 1,000,000         $ 1,167,714                 3.16 %
    Amaranth Partners, L.L.C.                                      2,500,000           2,743,745                 7.42
    Arx Global High Yield Securities Fund I, L.P.                  1,500,000           1,713,670                 4.63
    Aspen Partners, L.P.                                           1,500,000           1,669,506                 4.51
    BBT Partners, L.P.                                             2,000,000           2,036,781                 5.51
    BlueCrest Capital, L.P.                                        2,000,000           2,022,247                 5.47
    Canyon Value Realization Fund, L.P.                            2,000,000           2,231,531                 6.03
    Cerberus Partners, L.P.                                        2,000,000           2,269,785                 6.14
    Clinton Riverside Convertible Fund, L.P.                       1,500,000           1,482,364                 4.01
    Elliott Associates, L.P.                                       2,000,000           2,175,569                 5.88
    Farallon Capital Offshore Investors, Inc.                      2,000,000           2,337,899                 6.32
    Grossman Currency Fund, L.P.                                     900,000             984,965                 2.66
    Henderson UK Equity Market Neutral Fund, Ltd.                  1,500,000           1,540,019                 4.16
    Highland Opportunity Fund, L.P.                                1,500,000           1,486,242                 4.02
    Millennium USA, L.P.                                           2,000,000           2,110,486                 5.71
    MKP Opportunity, L.P.                                          1,500,000           1,517,142                 4.10
    Obsidian Fund, L.L.C.                                          2,000,000           2,105,440                 5.69
    PIMCO Global Relative Value Fund, L.L.C.                       1,500,000           1,556,347                 4.21
    Satellite Credit Opportunities Fund, Ltd.                      2,000,000           2,304,300                 6.23
    South Hill Trading Corporation                                 1,500,000           1,515,884                 4.10
                                                           ------------------   -----------------   ------------------
             Total Investment Funds                               34,400,000          36,971,636                99.96
                                                           ------------------   -----------------   ------------------
INVESTMENT COMPANIES
    SEIT Money Market Fund                                           258,444             258,444                 0.70
                                                           ------------------   -----------------   ------------------
             Total Investment Companies                              258,444             258,444                 0.70
                                                           ------------------   -----------------   ------------------
             Total Investments                                   $34,658,444         $37,230,080               100.66 %
                                                           ------------------   -----------------   ------------------


The aggregate cost of investments for tax purposes was $34,658,444. Net unrealized appreciation on investments for tax purposes was $2,571,636 consisting of $2,603,030 of gross unrealized appreciation and $31,394 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 99.96% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost, $34,658,444)                        $37,230,080
Interest receivable                                                      335
Prepaid expenses                                                       4,944
                                                           ------------------
             Total assets                                         37,235,359
                                                           ------------------
LIABILITIES
Management fee payable                                               113,783
Administration fee payable                                            18,053
Due to Mercantile Capital Advisors                                    13,542
Other accrued expenses                                               110,773
                                                           ------------------
             Total liabilities                                       256,151
                                                           ------------------
             Net assets                                          $36,979,208
                                                           ------------------
MEMBERS' CAPITAL
Capital                                                           34,407,572
Net unrealized appreciation on investments                         2,571,636
                                                           ------------------
             Members' capital                                    $36,979,208
                                                           ------------------


    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
PERIOD FROM APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                                                   $ 3,075
                                                                                                 ------------------
EXPENSES
Management fee                                                                                             213,794
Administration fees                                                                                        118,409
Member servicing fees                                                                                       42,289
Professional fees                                                                                           60,636
Expenses repaid to MCA (Note 2)                                                                             25,408
Directors fees                                                                                              20,452
Custodian fees                                                                                               1,694
Registration fees                                                                                              379
Printing fees                                                                                                1,749
Other expenses                                                                                               2,247
                                                                                                 ------------------
             Total expenses                                                                                487,057
Administration fees waived                                                                                 (84,537)
Member servicing fees waived                                                                               (42,289)
                                                                                                 ------------------
             Net expenses                                                                                  360,231
                                                                                                 ------------------
             Net investment loss                                                                          (357,156)
                                                                                                 ------------------
Net change in unrealized appreciation on investments                                                     1,839,572
                                                                                                 ------------------
Net increase in members' capital derived from investment activities                                    $ 1,482,416
                                                                                                 ------------------

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)

--------------------------------------------------------------------------------
                                                                        MANAGING          LIMITED INTEREST
                                                                        MEMBER                MEMBERS                TOTAL

FOR THE PERIOD DECEMBER 30,2002* THROUGH
MARCH 31, 2003

From investment activities
Net investment loss                                                   $    (982)           $   (244,290)        $  (245,272)
                                                                      ----------           -------------        ------------
Net change in unrealized appreciation
of investment funds                                                       2,917                 729,147             732,064
                                                                      ----------           -------------        ------------
             Net increase in members' capital
              derived from investment activities                          1,935                 484,857             486,792
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                        100,000              25,000,000          25,100,000
Cost of Interests repurchased                                                 -                       -                   -
                                                                      ----------           -------------        ------------
             Net increase in members' capital
              derived from capital transactions                         100,000              25,000,000          25,100,000
MEMBERS' CAPITAL
Balance at December 30, 2002*                                                 -                       -                   -
                                                                      ----------           -------------        ------------
Balance at March 31, 2003                                             $ 101,935            $ 25,484,857         $25,586,792
                                                                      ----------           -------------        ------------



FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
FROM INVESTMENT ACTIVITIES
Net investment loss                                                   $  (1,115)           $   (356,041)        $  (357,156)
Net change in unrealized appreciation
of investment funds                                                       5,920               1,833,652           1,839,572
                                                                      ----------           -------------        ------------
             Net increase in members' capital
              derived from investment activities                          4,805               1,477,611           1,482,416
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                              -               9,910,000           9,910,000
Cost of Interests repurchased                                                 -                       -                   -
                                                                      ----------           -------------        ------------
             Net increase in members' capital
              derived from capital transactions                               -               9,910,000           9,910,000
MEMBERS' CAPITAL
Balance at March 31, 2003                                               101,935              25,484,857          25,586,792
                                                                      ----------           -------------        ------------
Balance at September 30, 2003                                         $ 106,740            $ 36,872,468         $36,979,208
                                                                      ----------           -------------        ------------


*   Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
PERIOD FROM APRIL 1, 2003 THROUGH SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in net assets from operations                         $  1,482,416
Adjustments to reconcile net investment loss to net cash used in operating activities
    Purchases of investments                                        (10,400,000)
    Sale of short term investment                                       800,037
    Decrease in interest receivable                                         668
    Decrease in prepaid expenses                                          8,063
    Increase in management fee payable                                   33,443
    Decrease in incentive fee payable                                   (41,782)
    Increase in administration fee payable                                5,247
    Increase in expenses repaid to MCA                                    3,936
    Increase in other accrued expenses                                   28,514
    Unrealized appreciation on securities                            (1,839,572)
                                                               -----------------
             Net cash used in operating activities                   (9,919,030)
                                                               -----------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                 9,910,000
                                                               -----------------
             Net cash provided by financing activities                9,910,000
                                                               -----------------
             Net decrease in cash and cash equivalents                   (9,030)

CASH AND CASH EQUIVALENTS
Beginning of period                                                       9,030
                                                               -----------------
End of period                                                      $          -
                                                               -----------------




    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN FUND LLC
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN                                                           April 1, 2003 -           December 30, 2002* -
                                                                       September 30, 2003        March 31, 2003
                                                                  ------------------------       --------------------------
Total return before incentive fee (1)                                                4.72 %                            2.11 %
Incentive fee                                                                           -                             (0.17)
                                                                  ------------------------       ---------------------------
             Total return after incentive fee (1)                                    4.72 %                            1.94 %
                                                                  ------------------------       ---------------------------
Net assets, end of period (000's)                                                $ 36,979                          $ 25,587
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio
    Net investment loss, before waivers (3)                                         (3.09)%                           (4.64)%
    Net investment loss, net of waivers (3)                                         (2.19)%                           (3.89)%
Expense ratio before incentive fee
    Operating expenses, before waivers (2) (3)                                       3.11 %                            3.97 %
    Operating expenses, net of waivers (2) (3)                                       2.21 %                            3.22 %
Expense ratio, net after incentive fee
    Expense ratio, net before incentive fee (3)                                      2.21 %                            3.22 %
    Incentive fee (3)                                                                   - %                            0.65 %
                                                                  ------------------------       ---------------------------
             Expense ratio, net after incentive fee (3)                              2.21 %                            3.87 %
                                                                  ------------------------       ---------------------------
Portfolio turnover rate (4)                                                          0.00 %                            0.00 %



*     Commencement of investment operations.
(1)   Total return is for the period indicated and has not been annualized.  Total return is calculated for all the limited interest members taken as a whole.  An individual limited interest member's return may vary from these returns based on the timing of capital transactions.
(2)   Does not include expenses of the Investment Funds in which the Company invests.  The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.
(3)   Annualized.
(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

 1.   ORGANIZATION

      Mercantile Absolute Return Fund LLC (the "Company") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company.

      The Company seeks capital appreciation by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies. The Company invests in a portfolio of Investment Funds, each of which typically invests in either one or more absolute return strategies that tend to exhibit substantially lower volatility (as measured by standard deviation) than the average common stock trading on a US exchange or an index of stocks such as the S&P 500. The asset-based fees of the Investment Managers are generally expected to range from 1% to 2% annually of the net assets under their management and the performance or incentive allocations to the Investment Managers are generally expected to range from 15% to 25% of net profits annually. The Company commenced investment operations on December 30, 2002.

      The Company's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      Mercantile Capital Advisors, Inc. ("MCA" or the "Managing Member") serves as the investment manager of the Company subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Company. MCA provides the Company with ongoing investment guidance, policy direction, and monitoring of the Company.

      MCA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and as a commodity pool operator with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"). MCA is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T"). Mercantile Bankshares Corporation ("MBC") is a holding company for MSD&T and its affiliates. At September 30, 2003, MCA and MBC had a capital balance in the Company of $106,740 and $26,687,103, respectively.

      Generally, initial and additional applications for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Company may determine. The Company reserves the right to reject any applications for Interests in the Company. The Company from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. After December 31, 2003, MCA will recommend to the Board that the Company offer to repurchase Interests from members semi-annually.

 2.   SIGNIFICANT ACCOUNTING POLICIES

      The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Company:

      A. PORTFOLIO VALUATION

         The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

         Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Company's valuation. As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Company on a timely basis, the Company would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

         Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

         Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

      B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

         Distributions from Investment Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the US income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

      C. FUND EXPENSES

         The Company will bear all expenses incurred in its business other than those that MCA assumes. The expenses of the Company include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Company's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

         The Company's organization costs were borne by MCA. The Company will reimburse MCA for these expenditures for a period not to exceed the first twelve months after the Closing Date ("December 31 2002"). MCA has agreed to limit the amount of each monthly reimbursement payment by the members to 0.0125% (0.15% on an annualized basis) of the Company's net assets as of the end of each month during such period. The Company reimbursed MCA $25,408 during the six months ended September 30, 2003. At September 30, 2003, reimbursed fees are included in Due to MCA.

      D. INCOME TAXES

         The Company intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

      E. DISTRIBUTION POLICY

         The Company has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

      F. CASH AND CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months as cash equivalents.

      G. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires MCA to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. MCA believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


 3.   MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Company pays the Managing Member a quarterly management fee at the annual rate of 1.25% of the net asset value of the Company as of the last day of the quarter including assets attributable to the Managing Member and before giving effect to any repurchases by the Company. In addition to the management fee, the Managing Member will be paid an incentive fee equal to 10% of the excess, if any, of the net profits allocated to each member's capital account in excess of any net

MERCANTILE ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

      losses, subject to a loss carryforward amount; an Incentive Fee will only be charged if the net profits exceeds the Benchmark Return as defined in the Private Placement Memorandum. MCA has entered into an investment advisory agreement with RCG Tapestry, LLC, (the "Advisor"), to advise the Company. The Advisor is responsible for providing day-to-day investment management services to the Company. In consideration for such services, MCA pays the Advisor half of the management and incentive fees earned from the Company.

      The Company has also retained MCA to serve as the administrator to the Company. The Company will pay MCA an administration fee at the annual rate equal to 0.70% of the Company's month end net assets, including assets attributable to MCA and before giving effect to any repurchases by the Company. MCA has voluntarily agreed to waive 0.50% of the administration fee. MCA has engaged SEI Investments Global Fund Services ("SEI") to serve as the Company's sub-administrator. SEI provides administrative, accounting, and investor services to the Company as well as serving in the capacity of transfer and distribution disbursing agent for the Company. As compensation for services provided, MCA will pay SEI a fee or fees as may be agreed to in writing by MCA and SEI.

      The Company has adopted a Member Servicing Agreement with MCA, whereby MCA may enter into service arrangements pursuant to which an investor service provider, such as an investment adviser or other financial intermediaries ("Member Service Providers"), performs investor services for its customers who are members of the Company. The Company will pay a fee to MCA to reimburse MCA for payments made to Member Service Providers. This fee is expected to be paid monthly at an annualized rate of up to 0.25% of the net assets value held by members that receive services from a Member Service Provider, determined as of the last day of the calendar month (before any capital account withdrawals or Incentive Fee). Currently, MCA is waiving all member servicing fees.

      SEI Private Trust Company acts as custodian (the "Custodian") for the Company's assets. In consideration for such services, the Company will pay the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

      Each Board member receives an annual retainer of $9,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $7,500. The Company also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Company for the six months ended September 30, 2003 were $20,452.

      Net profits or net losses of the Company for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Company. Net profits or net losses will be measured as the net change in the value of the net assets of the Company during a fiscal period, before giving effect to any repurchases of interest in the Company, and excluding the amount of any items to be allocated to the capital accounts of the members of the Company, other than in accordance with the members' respective investment percentages.

MERCANTILE ABSOLUTE RETURN FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

 4.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these Investment Funds is limited to the value of these investments reported by the Company.


 5.   CONCENTRATION OF RISK

      The Company invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Company, including risks relating to the multi-manager structure of the Company, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

      In the normal course of business the Company enters into contracts that contain a variety of representations, which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.


 6.   INVESTMENT TRANSACTIONS

      For the six months ended September 30, 2003, purchases and sales of investments (excluding short-term securities) were $10,400,000 and $0, respectively.

 7.   SUBSEQUENT EVENT

      Effective October 1, 2003, the Company received Capital subscriptions from members in the amount of $5,130,000.


 8.    PROXY VOTING POLICIES AND PROCEDURES

      A description of the proxy voting polices and procedures used by or on behalf of the Company to determine how to vote proxies relating to securities of the Company is available without charge, upon request, by calling (800) 551-2145.

MERCANTILE ABSOLUTE RETURN FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER  30, 2003
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annual with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                             LIQUIDITY
    Alta Partners, L.P.                                      Quarterly
    Amaranth Partners, L.L.C.                                 Annually
    Arx Global High Yield Securities Fund I, L.P.      1st & 2nd Quarter only
    Aspen Partners, L.P.                                      Annually
    BBT Partners, L.P.                                       Quarterly
    BlueCrest Capital, L.P.                                  Quarterly
    Canyon Value Realization Fund, L.P.                       Annually
    Cerberus Partners, L.P.                                Semi-Annually
    Clinton Riverside Convertible Fund, L.P.               Semi-Annually
    Elliott Associates, L.P.                                  Annually
    Farallon Capital Offshore Investors, Inc.                Quarterly
    Grossman Currency Fund, L.P.                              Monthly
    Henderson UK Equity Market Neutral Fund, Ltd.             Monthly
    Highland Opportunity Fund, L.P.                          Quarterly
    Millennium USA, L.P.                             50% Quarterly/50% Annually
    MKP Opportunity, L.P.                                     Monthly
    Obsidian Fund, L.L.C.                                    Quarterly
    PIMCO Global Relative Value Fund, L.L.C.                 Quarterly
    Satellite Credit Opportunities Fund, Ltd.                 Annually
    South Hill Trading Corporation                            Monthly

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mercantile Absolute Return Fund, LLC

By (Signature and Title)*
                                                     /S/ JOHN J. PILEGGI
                                                     -------------------
                                                     John J. Pileggi
                                                     Chief Executive Officer
Date:  November 26, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                            /S/ JOHN J. PILEGGI
                                                     -------------------
                                                     John J. Pileggi
                                                     Chief Executive Officer
Date:  November 26, 2003


By (Signature and Title)*                            /S/ BONNIE C. RAILEY
                                                     --------------------
                                                     Bonnie C. Railey
                                                     Chief Financial Officer

Date: November 26, 2003
* Print the name and title of each signing officer under his or her signature.